Significant judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Significant judgments, estimates and assumptions
3. Significant judgments, estimates and assumptions
The preparation of these consolidated financial statements requires the management of the Group to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses. The Group bases its estimates and judgments on historical experience and on various other assumptions that it considers to be reasonable. Actual results may differ from these estimates under different assumptions or conditions.
3.1 Judgments
a) Share-based compensation
Incentives in the form of shares are provided to employees under certain equity award plans (which consist of both share awards and option grants). The fair value of the employee services received in exchange for equity award plans is recognized as an expense. The expense is based upon a number of assumptions disclosed in Note 24. The selection of different assumptions in the measurement of fair value of the equity award plans could affect the results of the Group.
b) Impairment of intangible assets and property, plant and equipment
An assessment was made in respect of indicators of impairment in the carrying value of the Group’s intangible assets (see Note 13), right-of-use
assets, leasehold improvements, office equipment and IT equipment as at December 31, 2020.
If such an indication exists, the recoverable amount of the asset, being the higher of the asset’s fair value less costs to sell and value in use, is compared to the asset’s carrying value. Any excess of the asset’s carrying value over its recoverable amount is recognized as an impairment in the consolidated statement of comprehensive income. The assessment of intangible assets involves a number of significant judgments regarding the likelihood of successful product approval, the costs of attaining approval, the estimated useful life of intangible assets following commercialization and the subsequent commercial profitability of the product once approved.
c) Incremental borrowing rate and lease modification
Future lease payments are discounted using the interest rate implicit in the lease, or, if that rate cannot be readily determined, the incremental borrowing rate. IFRS 16 (Leases) defines the incremental borrowing rate as the rate of interest a lessee would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of similar value to the right-of-use
assets in a similar economic environment.
For the year ended December 31, 2020, the determination of an appropriate discount rate has a significant effect on the lease liabilities recognized. For the current lease portfolio, the incremental borrowing rate was determined based on relevant and available information as the interest rate implicit in the lease arrangements cannot be readily determined.

In addition to the determination of an appropriate discount rate, the Group was also required to assess the lease term for qualifying leases. The determination of the lease term is judgmental as for certain qualifying leases held by the Group, the contract includes an extension option beyond the non-cancellable
period for which the Group has the right to use the underlying asset. In applying this judgment, the Group considered the period over which it was reasonably certain to make use of the extension option.
In August 2020, a lease for office space was modified to reduce the size of the office space leased. At the time of this lease modification, judgment was applied in determining the new lease term and remeasuring the lease liability by discounting the revised lease payments using a revised incremental borrowing rate.
d) Identification and classification of financial instruments
On June 3, 2020, the Company completed a private placement transaction (Note 17) which comprised the issue of ordinary shares, Loan Notes and Warrants. Judgment is applied under IAS 32 (Financial instruments: Presentation) in determining the features of the identified financial instruments on both the transaction date and the date of the general meeting at which Resolutions relating to the private placement were voted on by the Shareholders, to determine the appropriate recognition in accordance with IAS 32. In applying this judgment, management considered the probability of passing the Resolutions at the general meeting and the likelihood of a change of control prior to the passing of the Resolutions, which impact the settlement terms of the financial instruments, and the classification of the financial instruments as liabilities or equity. Management concluded that a change of control event is uncertain and outside of the Company’s control, and therefore the conversion feature on the Loan Notes at the transaction date represented a financial liability with an embedded derivative for the conversion option. On the passing of the Resolutions, judgment was applied to determine that the effective terms of the Loans Notes changed and the embedded derivative financial liability representing the conversion option was reclassified to equity at its fair value, with no associated gain or loss recognized in profit or loss.
e) Business combination
On April 23, 2019, the Group obtained a 100% controlling interest in Mereo BioPharma 5, Inc. (formerly OncoMed), a Company based in the United States (“US”). The value of the net identifiable assets acquired was £44.6 million. Total consideration paid, being the fair value of 24.8 million ordinary shares of the Company, was £40.9 million. As the Group acquired Mereo BioPharma 5, Inc. for an amount less than the fair market value of the net assets acquired, a gain on bargain purchase of £3.7 million was recognized.
Judgment is applied under IFRS 3 (Business Combinations) in determining whether a transaction meets the definition of a business combination, and so accounted for in accordance with its requirements. In applying this judgement, management has considered the underlying economic substance of the transaction in addition to the contractual terms. Our assessment is that Mereo BioPharma 5, Inc. meets the definition of a ‘business’ and the transaction has therefore been accounted for as a business combination.
3.2 Estimates and assumptions
a) Deferred consideration
Deferred consideration in the form of cash is recognized as a provision at each balance sheet date, to the extent its amount is quantifiable at the inception of the arrangement (see Note 19). The amount provided is based on estimates regarding the timing and progress of the related research and development activities.
Deferred consideration in the form of shares is recognized as a share-based payment when it is probable that shares will be transferred.
b) Fair value of financial instruments
As part of the private placement transaction (Note 17), the Group performed a valuation of the fair value of the identified financial instruments including the embedded derivative and the warrants on the transaction date and the general meeting date. For qualifying financial instruments, the fair value is reassessed at each balance sheet date. Specific consideration was applied to the estimation of implied share price on the transaction date, the volatility, credit spread and discount rate.

c) Fair value of intangible assets acquired in business combination
The Group performed a valuation of the fair value of assets acquired and liabilities assumed following the acquisition of Mereo BioPharma 5, Inc.
Based on the assets acquired and liabilities assumed, specific consideration was applied to the valuation of the intangible asset acquired which required an estimation of the expected useful life and future cash flows of the intangible asset alongside the determination of an appropriate discount rate. The intangible asset acquired was valued using a risk adjusted net present value model.
In January 2020, the Group entered into a license agreement with OncXerna Therapeutics, Inc. (“OncXerna”) under which an exclusive worldwide license was granted in respect of intellectual property rights for the development and commercialization of navicixizumab and the associated intangible asset was derecognized (Note 12).
d) Contingent consideration
The Group makes a provision for the estimated fair value of amounts payable to the former shareholders of Mereo BioPharma 5, Inc. under the Contingent Value Rights Agreement (“CVR”), which is accounted for as a contingent consideration liability.
At December 31, 2020, the Group estimates the fair value of the contingent consideration liability to be
£
nil (2019: £0.4 million ($0.5 million)). The decrease in the fair value of the contingent consideration liability reflects the terms subsequently agreed with OncXerna. Total potential payments under the CVR on a gross, undiscounted basis, are approximately £58.6 million ($80.0 million).
The estimated contingent consideration payable is based on a risk-adjusted, probability-based scenario. Under this approach the likelihood of future payments being made to the former shareholders of Mereo BioPharma 5, Inc. under the CVR is considered. The estimate could materially change over time in line with the development plan and potential subsequent commercialization of the product.